Segmented Information (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segmented Information [Abstract]
Approximate percentage of the Company's freight revenues from national accounts (in hundredths)	95.00%
Number of customers with greater than 10% of total revenues	0
Largest rail freight customer percentage of total rail freight revenues (in hundredths)	2.00%	2.00%	2.00%
Number of operating segments	1
Segment Reporting Information [Line Items]
Revenues	12,134	10,575	9,920
Net income	3,167	2,612	2,680
Properties	28,514	26,227
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	8,108	7,149	6,770
Net income	2,249	1,762	1,972
Properties	15,798	15,056
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	4,026	3,426	3,150
Net income	918	850	708
Properties	12,716	11,171